Annual Fund Operating Expenses - Logan Capital Broad Innovative Growth ETF - Logan Capital Broad Innovative Growth ETF Class	Aug. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.90%